Derivative Liability - Schedule of Fair Value of Warrant Liability (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Jan. 28, 2021	Dec. 31, 2020
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	$ 3,328,607	$ 6,930,740		$ 0
Fair Value, Inputs, Level 3 [Member]
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	3,328,600	6,930,740	$ 8,116,680
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	2,141,400	4,450,500	5,175,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	$ 1,187,200	$ 2,480,240	$ 2,941,680